Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reportable segments [line items]
Exceptional impairment losses	$ 0	$ 0	$ 2,371
Exceptional items	(31,873)	(32,371)	(30,871)
Other income	394	1,398	380
Fair value changes on forward exchange derivatives	(135)	29	(87)
Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	(103)	(66)	(46)
Other income			34
Fair value changes on forward exchange derivatives	471	(81)	136
Operating segments [member] | Samarco dam failure [member] | Copper [Member]
Disclosure of reportable segments [line items]
Fair value changes on forward exchange derivatives	471	(81)	136
Group and unallocated items/eliminations [member] | Samarco dam failure [member]
Disclosure of reportable segments [line items]
Exceptional items	(64)	(13)	(14)
Other income	$ 0	$ 0	$ 34